Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Deferred tax assets:
Loss and tax credit carry forwards	$ 12,745	$ 14,801
Difference between book and tax basis of property and equipment	6,024	4,757
Operating lease right-of-use asset	4,082	3,997
Other reserves not currently deductible	212	1,187
Other	(403)	(177)
Net deferred tax asset before valuation allowance	22,660	24,565
Valuation allowance	(22,660)	(24,565)
Net deferred tax asset	$ 0	$ 0